Earnings (Loss) Per Common Share - Computation of basic and diluted loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Denominator:
Weighted-Average Shares Outstanding, Basic	100
Weighted-Average Shares Outstanding, Diluted	100
Net Loss Per Share, Basic	$ (6.59)
Net Loss Per Share, Diluted	(6.59)
Forge Nano, Inc.
Numerator:
Net Loss - Basic		$ (43,174)	$ (26,984)
Net Loss - Diluted		$ (43,174)	$ (26,984)
Denominator:
Weighted-Average Shares Outstanding, Basic		1,545,163	1,524,640
Weighted-Average Shares Outstanding, Diluted		1,545,163	1,524,640
Net Loss Per Share, Basic		$ (27.94)	$ (17.7)
Net Loss Per Share, Diluted		$ (27.94)	$ (17.7)
Forge Nano, Inc. | Penny warrants
Denominator:
Warrants included in basic EPS		65,430	65,430
Exercise price	$ 0.01	$ 0.01	$ 0.01